REVENUE - Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net:
Total accounts receivable, net	$ 9,088	$ 15,143	$ 27,810
Technical services
Accounts receivable, net:
Total accounts receivable, net	1,844	3,072	18,904
Professional services
Accounts receivable, net:
Total accounts receivable, net	7,094	11,829	8,209
Other
Accounts receivable, net:
Total accounts receivable, net	$ 150	$ 242	$ 697